AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 63.7%
Communication Services - 5.1%
NetEase, Inc. (China)	100,000	$1,508,943
Sea, Ltd., ADR (Singapore)*	20,136	1,128,623
Tencent Holdings, Ltd. (China)	92,239	3,115,494

Total Communication Services		5,753,060
Consumer Discretionary - 9.6%
Alibaba Group Holding, Ltd. (China)*	251,350	2,508,307
JD.com, Inc., Class A (China)	99,392	2,507,479
Meituan, Class B (China)*,1	275,000	5,779,526

Total Consumer Discretionary		10,795,312
Consumer Staples - 7.3%
Kweichow Moutai Co., Ltd., Class A (China)	28,600	7,526,984
Luzhou Laojiao Co., Ltd., Class A (China)	20,000	649,811

Total Consumer Staples		8,176,795
Financials - 5.3%
ASX, Ltd. (Australia)	20,000	920,465
HDFC Bank, Ltd., ADR (India)	76,816	4,487,591
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	15,000	512,736

Total Financials		5,920,792
Health Care - 7.5%
Cochlear, Ltd. (Australia)	15,918	1,977,296
CSL, Ltd. (Australia)	28,974	5,269,419
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	127,400	1,132,823

Total Health Care		8,379,538
Industrials - 15.4%
Centre Testing International Group Co., Ltd., Class A (China)	544,800	1,560,254
NARI Technology Co., Ltd. (China)	399,998	1,394,941
Shenzhen Inovance Technology Co., Ltd., Class A (China)	830,297	6,715,804
Sungrow Power Supply Co., Ltd., Class A (China)	161,700	2,504,836
Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	773,998	5,136,375

Total Industrials		17,312,210
Information Technology - 8.3%
Infosys, Ltd., Sponsored ADR (India)	60,000	1,018,200
Samsung Electronics Co., Ltd. (South Korea)	89,650	3,291,881
Samsung SDI Co., Ltd. (South Korea)	1,400	526,601
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	320,400	4,247,028
Unimicron Technology Corp. (Taiwan)	55,000	201,339

Total Information Technology		9,285,049
	Shares	Value
Materials - 2.3%
LG Chem, Ltd. (South Korea)	7,040	$2,599,417
Real Estate - 2.9%
Goodman Group, REIT (Australia)	317,346	3,207,357

Total Common Stocks (Cost $102,961,944)		71,429,530
Participation Notes - 25.1%
Consumer Discretionary - 4.2%
Titan Co., Ltd. (CLSA Ltd.), 01/09/23 (India)	100,000	3,179,738
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	2,000,000	1,513,436

Total Consumer Discretionary		4,693,174
Consumer Staples - 5.3%
Hindustan Unilever, Ltd. (CLSA Ltd.), 06/30/25 (India)	134,500	4,435,715
Nestle India, Ltd. (CLSA Ltd.), 02/19/25 (India)	6,300	1,477,644

Total Consumer Staples		5,913,359
Energy - 2.2%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	84,000	2,437,854
Financials - 3.7%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.), 06/02/25 (India)	187,500	4,161,467
Health Care - 4.4%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 08/12/22 (India)	58,000	3,103,198
Max Healthcare Institute, Ltd. (CLSA Ltd.), 04/06/26 (India)	378,000	1,884,990

Total Health Care		4,988,188
Information Technology - 2.4%
Info Edge India, Ltd. (CLSA Ltd.), 12/31/24 (India)	10,000	469,995
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	60,731	2,225,724

Total Information Technology		2,695,719
Materials - 2.9%
Asian Paints, Ltd. (CLSA Ltd.), 06/30/25 (India)	78,500	3,209,208

Total Participation Notes (Cost $28,492,580)		28,098,969
Short-Term Investments - 11.0%
Other Investment Companies - 11.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[2]	8,143,757	8,143,757
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[2]	4,214,425	4,214,425

Total Short-Term Investments (Cost $12,358,182)		12,358,182

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 99.8% (Cost $143,812,706)	$111,886,681
Other Assets, less Liabilities - 0.2%	203,915
Net Assets - 100.0%	$112,090,596

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of this security amounted to $5,779,526 or 5.2% of net assets.
[2]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	—	$17,312,210	—	$17,312,210
Consumer Discretionary	—	10,795,312	—	10,795,312
Information Technology	$1,018,200	8,266,849	—	9,285,049
Health Care	—	8,379,538	—	8,379,538
Consumer Staples	—	8,176,795	—	8,176,795
Financials	4,487,591	1,433,201	—	5,920,792
Communication Services	1,128,623	4,624,437	—	5,753,060
Real Estate	—	3,207,357	—	3,207,357
Materials	—	2,599,417	—	2,599,417
Participation Notes†	—	28,098,969	—	28,098,969
Short-Term Investments
Other Investment Companies	12,358,182	—	—	12,358,182
Total Investments in Securities	$18,992,596	$92,894,085	—	$111,886,681

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.  During the period, the Fund sold one Level 3 security, Adeptus Health, Inc., for $3,450. The realized loss was $(194,251).

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	11.4
China	42.2
Hong Kong	0.5
India	33.8
Singapore	1.1
South Korea	6.5
Taiwan	4.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.